Board remuneration (Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Pensions	€ 379		€ 988		€ 2,779
Share based payment expenses	7,476		4,703		23,065
One-time crisis levy, percentage			16.00%		16.00%
One-time crisis levy, amount			145		175
One-time crisis levy, threshold			150		150
Management Board [Member] | C.D. del Prado [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation	520	[1]	520	[1]	510	[1]
Bonuses	663		527		177
Pensions	78		92		76
Share based payment expenses	762	[2]	506	[2]	398	[2]
Fringe benefits	60		60		59
Board remuneration, Total	2,083		1,705		1,220
Management Board [Member] | P.A.M. van Bommel [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation	386	[1]	375	[1]	367	[1]
Bonuses	412		391		144
Pensions	69		79		88
Share based payment expenses	528	[2]	418	[2]	325	[2]
Fringe benefits	46		45		59
Board remuneration, Total	€ 1,441		€ 1,308		€ 983

[1]	An incidental crisis levy of 16% as imposed by the Dutch government amounted to €145 for 2013 and €175 for 2012. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a €150 threshold for both years. These expenses do not form part of the remuneration costs mentioned.
[2]	These amounts represent the vesting expenses related to the financial year.